Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Parties
Related Parties

Note 16: Related Parties

Intercompany Transactions

BACC entered an agreement (“Services Agreement”) with P3-NV, collectively the “Parties”, under which P3-NV provides BACC with certain management, administrative, and other non-medical support services in connection with BACC’s medical practice. BACC and P3-NV have also entered a separate “Deficit Funding Agreement” whereby P3-NV will provide BACC loans (“Advances”) from time to time principally for the purpose of supporting BACC’s budget in the event BACC’s actual expenses exceed gross revenue. Interest accrues monthly on each Advance from the date of disbursement equal to the prime rate plus 2.0%, as published in the Wall Street Journal, in effect on the date of disbursement. In the event that BACC’s net revenues exceed expenses during the term of this Service and Deficit Funding Agreement, BACC has agreed to pay P3HP-NV 100.0% of such excess within thirty days of the end of any such month, up to the aggregate amount of any unpaid Advances (plus accrued interest). Net Advances made to BACC by P3-NV and accrued interest expense for the nine months ended September 30, 2021 and 2020, were as follows:

	Unaudited
	Nine Months Ended September 30,
	2021	2020
Balance at Beginning of Year	$17,307,627	$13,535,053
Advanced During Period	4,350,621	2,440,816
Interest Accrued During period	3,197,822	864,982
Balance at End of Period	$24,856,071	$16,840,852

Advances, in most cases, have been constructively made by Holdings on P3-NV’s behalf, and were therefore deemed Advances made by P3-NV. P3-NV’s Advances to BACC include all years prior, for which balances have, historically, not been settled periodically between the Parties and, thus have carried forward one year to the next. However, all transactions related to these Services and Deficit Funding Agreements (including accrued interest) have been eliminated in consolidation.

There were no advances transacted between P3-NV and KWA during the nine months ended September 30, 2021 or 2020.

Atrio Health Plans

Atrio Health Plans was established in 2004 and has since grown to serve Medicare beneficiaries in numerous counties throughout Oregon. Atrio works closely with local providers to improve healthcare outcomes of the populations served. In 2019, Chicago Pacific Founders (“CPF”) made an equity investment in Atrio. CPF is also a Class A Unitholder of the Company. Beginning in 2020, the Company has a Full-Risk capitation agreement in place with Atrio whereby P3 is delegated to perform services on behalf of Atrio’s members assigned to the Company. These delegated services include but are not limited to provider network credentialing, patient authorizations and medical management (care management, quality management and utilization management). In return, the Company earns capitation revenue and management fees and pays claims for Atrio-assigned members, which are summarized in the following table for the periods presented:

	Unaudited		Unaudited
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue Earned from Capitation	$35,867,712	$35,281,596	$112,571,916	$105,589,970
Management Fees	549,472	557,172	1,658,944	1,675,380
Claims Paid	39,949,769	35,470,842	116,863,741	104,231,320

Note 20: Related Parties

Intercompany Transactions

BACC entered an agreement (“Services Agreement”) with P3-NV, collectively the “Parties”, under which P3-NV provides BACC with certain management, administrative, and other non-medical support services in connection with BACC’s medical practice. BACC and P3-NV have also entered a separate “Deficit Funding Agreement” whereby P3-NV will provide BACC loans (“Advances”) from time to time principally for the purpose of supporting BACC’s budget in the event BACC’s actual expenses exceed gross revenue. Interest accrues monthly on each Advance from the date of disbursement equal to the prime rate plus 2.0%, as published in the Wall Street Journal, in effect on the date of disbursement. In the event that BACC’s net revenues exceed expenses during the term of this Service and Deficit Funding Agreement, BACC has agreed to pay P3HP-NV 100.0% of such excess within thirty days of the end of any such month, up to the aggregate amount of any unpaid Advances (plus accrued interest). Net Advances made to BACC by P3-NV and accrued interest expense were as follows:

	2019	2020
Balance at Beginning of Year	$5,533,097	$14,399,768
Advanced Made During Year	8,001,957	3,167,858
Accrued Interest	864,714	2,057,465
Balance at End of Year	$14,399,768	$19,625,091

Advances, in most cases, have been constructively made by Holdings on P3-NV’s behalf, and were therefore deemed Advances made by P3-NV. P3-NV’s Advances to BACC include all years prior, for which balances have, historically, not been settled periodically between the Parties and, thus have carried forward one year to the next. However, all transactions related to these Services and Deficit Funding Agreements (including accrued interest) have been eliminated in consolidation.

There were no advances transacted between P3-NV and KWA during 2019 or 2020.

Atrio Health Plans

Atrio Health Plans was established in 2004 and has since grown to serve Medicare beneficiaries in numerous counties throughout Oregon. Atrio works closely with local providers to improve healthcare outcomes of the population(s) served. In 2019, Chicago Pacific Founders (“CPF”) made an equity investment in Atrio. CPF is also a Class A Unitholder of the Company. Beginning in 2020, the Company has a Full-Risk capitation agreement in place with Atrio whereby P3 is delegated to perform services on behalf of Atrio’s members assigned to the Company. These delegated services include but are not limited to provider network credentialing, patient authorizations and medical management (care management, quality management and utilization management). In return, the Company earned capitation revenue from Atrio of $140,037,791 and management fees of $2,230,984 in 2020. In 2020, the Company paid claims of $148,905,784 for Atrio assigned members.